Overview (Details Textual)		1 Months Ended		12 Months Ended
	Aug. 06, 2013 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Dec. 31, 2015 Number Subsidiary t shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation				24
Average Age Of Vessels				4 years 1 month 6 days
Stock Issued During Period, Shares, New Issues | shares		4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Dead weight				969,953
Number Of Wholly Owned Subsidiaries | Subsidiary				34
Ardmore Cherokee Hull N-2062 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Jan. 06, 2015
Dead weight				25,215
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Cherokee Hull N-2063 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Mar. 27, 2015
Dead weight				25,217
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Dauntless Hull H-2480 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Feb. 13, 2015
Dead weight				37,764
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Dauntless Hull H-2481 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Feb. 25, 2015
Dead weight				37,791
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Sealion Hull S-1162 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				May 26, 2015
Dead weight				49,999
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Imo Product And Chemical Tanker | Number				3
Ardmore Seafox Hull S-1163 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Jun. 25, 2015
Dead weight				49,999
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Imo Product And Chemical Tanker | Number				3
Ardmore Chook N-2065 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Jul. 17, 2015
Dead weight				25,217
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Imo Product And Chemical Tanker | Number				2
Ardmore Seawolf Hull S-1171 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Aug. 13, 2015
Dead weight				49,999
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Seawolf Hull S-1171 [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Imo Product And Chemical Tanker | Number				2
Ardmore Seawolf Hull S-1171 [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Imo Product And Chemical Tanker | Number				3
Ardmore Chippewa N-2067 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Nov. 13, 2015
Dead weight				25,217
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Imo Product And Chemical Tanker | Number				2
Ardmore Seahawk S-1172 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date				Nov. 16, 2015
Dead weight				49,999
Specification Type Of Vessel				Eco-design
Vessel Type				product and chemical tanker
Ardmore Seahawk S-1172 [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Imo Product And Chemical Tanker | Number				2
Ardmore Seahawk S-1172 [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Imo Product And Chemical Tanker | Number				3
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	55.40%			83.29%
Parent [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues | shares				4,279,525
Equity Method Investment, Ownership Percentage	44.60%			16.25%
Number Of Shares Exchanged For Reorganization | shares	8,049,500
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues | shares	10,000,000